Goodwill and Intangible Assets - Amortizing and Indefinite-lived Intangible Assets (Details) - USD ($)			3 Months Ended					9 Months Ended		12 Months Ended
	Jan. 15, 2021	Sep. 30, 2019	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2019	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022	Jun. 30, 2021	Jun. 11, 2021	Apr. 20, 2021	Mar. 31, 2021	Dec. 26, 2019	Jul. 31, 2019	Jun. 30, 2019
Amortizing Intangible Assets
Gross Carrying Amount			$ 99,785,000	$ 98,775,000		$ 31,378,000		$ 99,785,000		$ 98,775,000	$ 31,378,000
Accumulated Amortization			(7,982,000)	(6,142,000)		(1,726,000)		(7,982,000)		(6,142,000)	(1,726,000)
Impairment Loss			(13,683,000)	(50,618,000)				(13,683,000)		(50,618,000)
Total			78,120,000	42,015,000		29,652,000		78,120,000		42,015,000	29,652,000
Total intangible assets
Gross Carrying Amount			100,316,000	99,306,000		31,431,000		100,316,000		99,306,000	31,431,000
Impairment Loss			(13,689,000)	(50,618,000)				(13,689,000)		(50,618,000)
Intangible assets, net			78,645,000	$ 42,546,000		$ 29,705,000		78,645,000		42,546,000	29,705,000
Impairment loss of intangible assets			$ 378,000		$ 15,183,000			$ 1,030,000	$ 15,183,000	$ 71,070,000	$ 33,230,000	$ 73,669,000
Grapevine Logic, Inc. ("Grapevine")
Total intangible assets
Percentage of ownership interest														100.00%		100.00%				100.00%
DBOT
Total intangible assets
Percentage of ownership interest acquired		99.00%		37.00%			99.00%			37.00%									99.00%
Finite-lived intangible assets acquired		$ 8,300,000					$ 8,300,000
Impairment loss of intangible assets										$ 9,300,000
WAVE
Total intangible assets
Percentage of ownership interest acquired	100.00%												100.00%				100.00%
Fair value of previously held interest	$ 28,616,000
Solectrac
Total intangible assets
Percentage of ownership interest acquired															78.60%
Percent of battery power			100.00%					100.00%						100.00%	100.00%
Tree Technologies Sdn. Bhd.
Total intangible assets
Percentage of ownership interest acquired				51.00%		51.00%				51.00%	51.00%	51.00%						51.00%
Fair value of previously held interest						$ 11,300,000				$ 11,300,000
Timios Title Plant E
Indefinite lived intangible assets
Gross Carrying Amount			$ 500,000	$ 500,000				$ 500,000		500,000
Impairment Loss			0	0				0		0
Net Balance			500,000	500,000				500,000		500,000
Website Name
Indefinite lived intangible assets
Gross Carrying Amount			25,000	25,000				25,000		25,000
Impairment Loss			0	0				0		0
Net Balance			25,000	25,000		25,000		25,000		25,000	$ 25,000
Title License
Indefinite lived intangible assets
Gross Carrying Amount			6,000	6,000				6,000		6,000
Impairment Loss			(6,000)	0				(6,000)		0
Net Balance			0	6,000				0		6,000
Patents
Indefinite lived intangible assets
Gross Carrying Amount			0	0				0		0
Impairment Loss			0	0				0		0
Net Balance			0	0		28,000		$ 0		$ 0	28,000
Membership Agreements
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)								16 years 9 months 18 days		17 years 6 months
Gross Carrying Amount			1,179,000	1,179,000		1,179,000		$ 1,179,000		$ 1,179,000	1,179,000
Accumulated Amortization			(665,000)	(649,000)		(619,000)		(665,000)		(649,000)	(619,000)
Impairment Loss			0	0				0		0
Total			514,000	530,000		560,000		514,000		$ 530,000	560,000
Total intangible assets
Fair value of previously held interest							600,000
Impairment loss of intangible assets							7,100,000
Membership Agreements | DBOT
Total intangible assets
Impairment loss of intangible assets		30,000					$ 30,000,000
Patents, Trademarks And Brands
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)									37 years 8 months 12 days	57 years
Gross Carrying Amount			21,672,000	39,820,000		110,000		21,672,000		$ 39,820,000	110,000
Accumulated Amortization			(1,385,000)	(2,715,000)		(17,000)		(1,385,000)		(2,715,000)	(17,000)
Impairment Loss			(1,132,000)	(30,492,000)				(1,132,000)		(30,492,000)
Total			19,155,000	6,613,000		93,000		$ 19,155,000		6,613,000	93,000
Customer relationships
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)								14 years
Gross Carrying Amount			12,737,000					$ 12,737,000
Accumulated Amortization			(582,000)					(582,000)
Impairment Loss			0	0				0		$ 0
Total			12,155,000					$ 12,155,000
Land use rights
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)								96 years 3 months 18 days		97 years
Gross Carrying Amount			24,407,000	27,102,000		28,162,000		$ 24,407,000		$ 27,102,000	28,162,000
Accumulated Amortization			(555,000)	(411,000)		(142,000)		(555,000)		(411,000)	(142,000)
Impairment Loss			0	0				0		0
Total			23,852,000	26,691,000		28,020,000		$ 23,852,000		$ 26,691,000	$ 28,020,000
License
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)								22 years 7 months 6 days		14 years
Gross Carrying Amount			1,141,000	1,000,000				$ 1,141,000		$ 1,000,000
Accumulated Amortization			(124,000)	(65,000)				(124,000)		(65,000)
Impairment Loss			0	0				0		0
Total			1,017,000	935,000				$ 1,017,000		$ 935,000
Lender relationships
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)								5 years 3 months 18 days		6 years
Gross Carrying Amount			16,600,000	16,600,000				$ 16,600,000		$ 16,600,000
Accumulated Amortization			(1,952,000)	(1,638,000)				(1,952,000)		(1,638,000)
Impairment Loss			(12,551,000)	(12,550,000)				(12,551,000)		(12,550,000)
Total			2,097,000	2,412,000				$ 2,097,000		$ 2,412,000
Internally developed software
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)								1 year 9 months 18 days		2 years 7 months 6 days
Gross Carrying Amount			753,000	452,000				$ 753,000		$ 452,000
Accumulated Amortization			(203,000)	(76,000)				(203,000)		(76,000)
Impairment Loss			0	0				0		0
Total			550,000	376,000				$ 550,000		$ 376,000
Software
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)								10 years 8 months 12 days		13 years 8 months 12 days
Gross Carrying Amount			4,491,000	4,492,000				$ 4,491,000		$ 4,492,000
Accumulated Amortization			(1,006,000)	(178,000)				(1,006,000)		(178,000)
Impairment Loss			0	0				0		0
Total			3,485,000	4,314,000				$ 3,485,000		$ 4,314,000
Non-compete
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)								0 years		4 years 6 months
Gross Carrying Amount			0	520,000				$ 0		$ 520,000
Accumulated Amortization				(57,000)						(57,000)
Impairment Loss			0	(463,000)				0		(463,000)
Total			0	0				$ 0		$ 0
Technology
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)								7 years 6 months		21 years 10 months 24 days
Gross Carrying Amount			16,655,000	7,460,000				$ 16,655,000		$ 7,460,000
Accumulated Amortization			(1,447,000)	(347,000)				(1,447,000)		(347,000)
Impairment Loss			0	(7,113,000)				0		(7,113,000)
Total			15,208,000	0				$ 15,208,000		$ 0
Assembled workforce
Amortizing Intangible Assets
Weighted Average Remaining Useful Life (in years)								1 year 2 months 12 days		1 year 10 months 24 days
Gross Carrying Amount			150,000	150,000				$ 150,000		$ 150,000
Accumulated Amortization			(63,000)	(6,000)				(63,000)		(6,000)
Impairment Loss			0	0				0		0
Total			$ 87,000	144,000				$ 87,000		$ 144,000
Customer Lists
Total intangible assets
Fair value of previously held interest		600,000
Impairment loss of intangible assets		$ 7,100,000
Marketing And Distribution Agreement
Total intangible assets
Impairment loss of intangible assets				$ 12,500,000		$ 12,500,000